EQUITY	6 Months Ended
Jun. 30, 2026
Equity [abstract]
EQUITY	EQUITY
30.1Share capital
The Company implemented a set of initiatives aimed at simplifying its capital structure, adjusting the number of outstanding shares and aligning with the best market practices. These initiatives include: (i) the reverse stock split, (ii) the unification of share classes, and (iii) adjustments arising from the financial reorganization.
During the first quarter of 2026, the Extraordinary General Meeting approved the conversion of all preferred shares into common shares at the ratio of 75 common shares for each preferred share. Effective beginning April 20, 2026, the reverse stock split was also approved at the ratio of 150,000 shares to 1.
Pursuant to the Company’s bylaws, each common share entitles its holder to one (1) vote.The movement of the share capital is as follows:

	Value		Quantity
Description	Issued capital	AFAC	Common shares

On December 31, 2025	7,131,859	—	6,163

Capital increase	—	1,087	—
Conversion into shares – Senior notes (a)	7,364,320	—	121,518
Issuance of shares – Senior notes – Cash	77,231	—	1,274
Conversion into shares – Convertible debt instruments	1,037,771	—	9,074,454
Conversion into shares – Senior notes (a)	1,152,289	—	52,197,206
Conversion into shares – DIP (a)	1,782,272	—	108,352,246
Issuance of shares – Senior notes – cash	6,336	—	287,013
Issuance of shares – ERO – Cash	2,671,040	—	162,384,407
Issuance of shares – ERO – Capital reserve	533,734	—	32,448,065
Issuance of shares – MIP (b)	—	—	3,685,579

On June 30, 2026 (Unaudited)	21,756,852	1,087	368,557,924
(a) Conversion of debt into share capital.
(b) The corresponding capital increase is not presented, as it amounts to R$0.70 cents.
The Company’s shareholding structure is presented below:

June 30, 2026 (Unaudited)
Shareholder	Common shares

Readystate Asset Management	8.8%
BlackBarn	8.1%
United Airlines Inc	8.7%
VR Global	5.2%
Others	69.2%

Total	100.0%
The Company is authorized, upon the Board of Directors’ resolution, to increase its share capital, regardless of any amendment to the bylaws, by the total amount of $30 billion. The Board of Directors will determine the issuance conditions, including price and payment terms.

30.2Treasury shares

Description	Number of shares	Value	Average cost (in R$)

On December 31, 2025	88,679	1,433	16.16

Disposal of shares resulting from a share consolidation (a)	(88,679)	(1,433)	—

On June 30, 2026 (Unaudited)	—	—	—
(a) Number of shares before the reverse stock split at a ratio of 150,000 to 1, effective as from April 20, 2026.

In March 2026, the share buyback plan for up to 9,121,804 common shares was approved, effective for an 18 months period, for the purpose of holding them in treasury for the subsequent fulfillment of obligations under the share-based incentive programs.